Commitments and Contingencies - Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Maturity of lease liabilities
2023	$ 217,545
2024	123,077
Total lease liabilities	340,622
Less: imputed interest	(21,136)
Present value of operating lease liability as of December 31, 2022	319,486
Lease liabilities - current	199,184	$ 121,552
Lease liabilities - noncurrent	120,302	$ 201,504
Operating lease liability	$ 319,486